Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.05	$ 0.05
Ordinary shares, shares authorized	12,000,000,000	12,000,000,000
Ordinary shares, shares issued	5,019,786,036	3,481,174,498	2,200,194,040	2,193,343,740
Ordinary shares, shares outstanding	5,019,786,036	3,481,174,498